Business Combination	12 Months Ended
Aug. 31, 2017
Business Combinations [Abstract]
Business Combination
3.	BUSINESS COMBINATION

Acquisition of Impetus

On January 27, 2016, Yang’s Family completed the acquisition of 100% equity interests in Impetus, together with its subsidiaries and variable interest entities (collective as “Time Education Group”). Time Education Group operates 15 training institutes in the PRC under the brand of “Elan”. The merging of Time Education Group’s training institutes with the Education Group’s strong management team, leading brands and vertically integrated model allows the Education Group to provide high-quality, competitively priced and diversified services to the customers.

The equity interests was originally held at 30%, 14%, and 56% by Greenergy Development Pte. Ltd (“Greenergy”), Accurate Vision Holdings Ltd (“Accurate Vision”) and Mr. Junli He (Mr. He), respectively. Mr. He became the CEO of the Education Group after the acquisition of Impetus. Greenergy and Accurate Vision are companies owned by independent third parties.

The total consideration included i) cash consideration of RMB 54,600 which has been paid to the selling shareholders by August 31, 2016 and ii) 7.41% interests of Education Group to Mr. He. In addition, as part of the transaction, Mr. He has obligation to provide services to the Education Group and act as CEO after the acquisition. Hence, the Group determined that part of the consideration is related to the costs of services provided by Mr. He and allocated RMB 95,070 to share based compensation (see note 14 for details) .

The Group determined the total consideration for the acquisition of Time Education Group as follows:

RMB
Fair value of 7.41% interests of Education Group as of acquisition date (note 14)	150,000
Cash paid to the shareholders of Time Education Group by Yang’s Family	47,600
Cash paid to the shareholders of Time Education Group by the Group	7,000
Total amount	204,600
Attributable to cost of services provided by Mr. He as CEO	95,070
Total consideration for the acquisition	109,530

The fair value of Education Group and Time Education Group on the acquisition date are calculated by adopting income approach, in particular, the discounted cash flow method to analyze the indicative value of both of the groups. The fair value are estimated based on significant inputs which mainly include the financial results, growth trends and discount rate (see note 14 for details).

The acquisition of 100% equity interest of Time Education Group has been accounted for using the acquisition method of accounting, and accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The Group engaged a third party valuation firm to assist them with the valuation of interest in Time Education Group as well as property and equipment and intangible assets. The excess of the total consideration over the fair value of the assets acquired was recorded as goodwill which is not tax deductible. The results of these acquired entities’ operations have been included in the combined financial statements since the date of acquisition. The purchase price was allocated as at the date of acquisition as follows:

	RMB	Amortization period
Cash	6,899
Other current assets	10,443
Property and equipment	7,434	3~5 years
Intangible assets
Trademarks and brand	24,186	10 years
Core curriculum	1,007	10 years
Goodwill	102,332
Other current liabilities	(36,473)
Deferred tax liabilities	(6,298)
Total consideration and value to be allocated to net assets	109,530

The identifiable assets acquired, except for trademark and brand, core curriculum, liabilities assumed and any non-controlling interest in the acquiree are required to be recognized and measured at fair value as of the acquisition date. An intangible asset is identified if it meets either the separability criterion or the contractual-legal criteria in accordance with ASC 805, Business Combination. Fair value of fixed assets acquired approximates the net book value of these assets. The goodwill was assigned to the complementary education services segment as a result of these acquisitions.

The following table summarizes unaudited pro forma results of operations for the years ended August 31, 2015 and 2016, assuming that acquisitions of Impetus occurred as of the beginning of the presented period. The pro forma results have been prepared for comparative purpose only based on management’s best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of the beginning of period:

Pro forma for the year ended August 31, 2015

RMB
Pro forma revenue	765,113
Pro forma loss from operations	(86,169)
Pro forma net loss attributable to the Group	(50,647)

Pro forma for the year ended August 31, 2016

RMB
Pro forma revenue	1,056,341
Pro forma income from operations	1,689
Pro forma net loss attributable to the Group	(40,835)

Revenues and net loss in the amount of RMB 25,577 and RMB 8,464, respectively, attributable to Time Education Group acquired in January 2016 were included in the combined statements of operations since the acquisition date.